CONSOLIDATED STATEMENT OF OPERATIONS	10 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Novus Capital Corp [Member]
Formation and operating costs	$ 3,584,271
Loss from operations	(3,584,271)
Other (expense) income:
Change in fair value of Private Warrant liabilities	(13,650,000)
Interest income - bank	119
Interest earned on marketable securities held in Trust Account	48,410
Other (expense) income, net	(13,601,471)
Net loss	$ (17,185,742)
Weighted average shares outstanding, basic and diluted | shares	10,145,349
Net loss per common share, basic and diluted | $ / shares	$ (1.69)